Transactions with related parties (Details) € in Thousands						12 Months Ended
	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Nov. 14, 2018	Mar. 21, 2014	Nov. 18, 2013 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2013 USD ($)	Dec. 30, 2014 USD ($)
Related party transaction
Management fees-related party						$ 6,389,000		$ 6,203,000	$ 6,023,000
Charter hire commissions						1,860,000		1,632,000	1,718,000
Due from related party						1,350,000		1,350,000
Due to related party						1,555,000		1,472,000
Annual executive services fee						$ 581,000		568,000	638,000
Foreign currency exchange rate						10.7950
Security deposits to Manager
Related party transaction
Due from related party						$ 1,350,000		1,350,000
Master Agreement
Related party transaction
Daily management fee	$ 2,750,000									$ 3,167,000
Management fees annual upward percentage adjustment						3.00%	3.00%
Administrative services days termination notice						6 months	6 months
Related party transaction, terms and manner of settlement						5%	5%
Management fees-related party						$ 6,389,000		6,203,000	6,023,000
Charter hire commission payable to the management company						1.25%	1.25%
Dynagas Ltd
Related party transaction
Daily management fee						$ 2,900		2,800	2,800		$ 2.5
Management fees annual upward percentage adjustment						3.00%	3.00%
Charter hire commission payable to the management company						1.25%	1.25%
Charter hire commissions						$ 1,860,000		1,632,000	1,718,000
Dynagas Ltd | Working capital advances
Related party transaction
Due to related party						615,000		836,000
$30 million sponsor facility | Dynagas Holding Ltd
Related party transaction
Revolving credit facility borrowing capacity					$ 30,000,000
Debt instrument term					5 years
Amount drawn						0		0
$30 million extended sponsor facility
Related party transaction
Debt instrument term			5 years
Executive services agreement
Related party transaction
Annual executive services fee						$ 581,000	€ 538,000
Executive services agreement initial term
Related party transaction
Executive services agreement duration period				5 years
Executive services agreement automatic renewal
Related party transaction
Executive services agreement duration period		5 years
Administrative services agreement
Related party transaction
Administrative services days termination notice						120 days	120 days
Due to related party						$ 120,000		$ 120,000	$ 120,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Related party transaction
Due to related party												$ 10,000